BALANCE SHEET - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT
Cash and cash equivalents	R$ 286,607	R$ 335,307	R$ 583,352
Restricted cash	3,573,362	3,227,536	1,560,088
Marketable Securities	14,039,358	10,426,370	6,408,104
Accounts Receivable, net	5,971,657	5,281,333	4,079,221
Contractual transmission assets	10,364,908	7,812,756	7,438,513
Financing and loans	4,748,661	3,473,393	3,903,084
Dividends Receivables	675,510	299,899	219,895
Recoverable Taxes	833,960	1,474,662	1,216,261
Income tax and social contributions	1,292,750	2,382,899	2,420,165
Reimbursement rights	4,684	48,458	454,139
Inventory	509,991	471,824	380,292
Nuclear fuel inventory	428,340	538,827	510,638
Financial instruments and risk management	317,443	140,543	182,760
Hydrological risk	3,132	13,590	81,301
Others	1,852,043	2,016,330	2,104,904
Total current assets excluding assets held for sale	44,902,406	37,943,727	31,542,717
Assets held for sale	289,331	3,543,519	15,424,359
TOTAL CURRENT ASSETS	45,191,737	41,487,246	46,967,076
LONG-TERM
Reimbursement rights	5,583,447	5,415,547	5,802,172
Financing and loans	6,176,238	10,803,423	9,971,857
Accounts Receivable	1,061,899	285,351	8,413
Marketable Securities	323,236	407,071	293,833
Nuclear fuel inventory	1,264,780	840,550	828,410
Recoverable taxes	430,045	420,370	265,805
Deferred income tax and social contribution	2,068,894	647,903	878,160
Guarantees and restricted deposits	6,752,865	6,891,416	5,788,905
Contractual transmission assets	41,023,616	41,696,467	42,843,308
Financial assets - Concessions and Itaipu	3,199,751	3,983,519	4,636,195
Financial instruments and risk management	310,100	151,315	188,262
Advances for future capital increase	1,541	181,257	459,563
Hydrological risk	149,094	179,879	227,083
Decommissioning fund	1,753,827	1,222,393	897,847
Others	1,271,995	1,024,607	706,556
Total long term assets excluding investments, fixed assets and intangible assets	71,371,328	74,151,068	73,796,369
INVESTMENTS
Accounted for-by the equity method	26,996,243	26,956,264	26,479,458
Maintained at fair value	2,093,279	2,056,990	1,447,150
INVESTMENTS	29,089,522	29,013,254	27,926,608
FIXED ASSETS	32,662,912	33,315,874	32,370,392
INTANGIBLE ASSETS	650,950	655,041	649,650
TOTAL NON-CURRENT ASSETS	133,774,712	137,135,237	134,743,019
TOTAL ASSETS	178,966,449	178,622,483	181,710,095
CURRENT
Financing, loans and debentures	11,410,751	7,715,160	12,102,985
Compulsory loans	57,201	15,156	15,659
Suppliers	3,904,051	3,095,469	3,360,550
Advances from client	1,134,845	683,602	421,002
Taxes payable	1,194,042	1,575,658	1,277,051
Income tax and social contribution	319,435	2,532,732	2,953,072
Provision for Onerous contracts	40,196	3,913	9,436
Shareholders' compensation	1,547,158	2,575,216	1,305,633
Financial liabilities - Concessions and Itaipu	647,214	703,114	799,401
Payroll	1,454,148	1,331,257	1,395,985
Reimbursement obligations	1,618,508	1,796,753	1,250,619
Post-employment benefits	192,209	161,773	164,160
Provisions and Contingent Liabilities	1,722,562	1,031,488	931,364
Regulatory Fees	586,845	627,611	653,017
Lease	217,321	219,484	152,122
Financial instruments and risk management		683	962
Others	353,580	579,394	235,387
Total current liabilities excluding liabilities associated to assets held for sale	26,400,066	24,648,463	27,028,405
Liabilities associated to assets held for sale		1,692,708	10,294,967
TOTAL CURRENT LIABILITIES	26,400,066	26,341,171	37,323,372
NON-CURRENT
Financing, loans and debentures	35,591,282	40,184,481	42,738,041
Suppliers	16,556	18,143	16,555
Advances from clients	290,870	369,262	448,881
Compulsory loans	989,908	470,600	477,459
Asset decomission obligation	3,040,011	3,129,379	2,620,128
Provisions and contingent liabilities	24,108,078	24,214,938	23,196,295
Post-employment benefits	6,824,632	4,826,088	2,979,367
Provision for overdue liabilities	4,191
Provision for Onerous contracts	414,705	361,934	715,942
Reimbursement obligations	22,259
Lease	835,873	987,705	823,993
Concessions payable - Use of Public Property	65,954	68,555	64,144
Advances for future capital increase	74,060	50,246	3,873,412
Financial instruments and risk management	10,014	5,000	25,459
Regulatory fees	744,442	730,303	721,536
Taxes payable	182,179	239,959	248,582
Deferred income tax and social contribution	3,705,055	4,193,607	8,260,501
Others	1,895,020	1,271,847	1,496,527
TOTAL NON-CURRENT LIABILITIES	78,815,089	81,122,047	88,706,822
NET WORTH
Capital stock	39,057,271	31,305,331	31,305,331
Advances for future capital increase		7,751,940
Capital reserves	13,867,170	13,867,170	13,867,170
Profit reserves	28,908,054	23,887,181	15,887,829
Accumulated profits/loss		201,752	(296,156)
Other accumulated comprehensive loss	(8,354,188)	(6,311,330)	(5,588,668)
Interest of controlling shareholders	73,478,307	70,702,044	55,175,506
Interest of non-controlling shareholders	272,987	457,221	504,395
TOTAL EQUITY	73,751,294	71,159,265	55,679,901
TOTAL OF LIABILITIES AND EQUITY	R$ 178,966,449	R$ 178,622,483	R$ 181,710,095